SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Extended warranty service expense	¥ 8,909		¥ 10,413	¥ 7,702
Accrued warranty liability
Balance as of the beginning of the year	28,425		17,694	13,932
Warranty provision	32,078		26,247	8,467
Consumption	(16,896)		(15,516)	(4,705)
Balance as of the end of the year	¥ 43,607	$ 5,974	¥ 28,425	¥ 17,694
Minimum
Goodwill [Line Items]
Period for extended warranty	1 year	1 year
Maximum
Goodwill [Line Items]
Period for extended warranty	2 years	2 years